Reserves (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Disclosure of reserves within equity [line items]
Total Reserves	£ 5,153	£ 5,383	[1]	£ 6,051
Currency translation reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves	3,888	3,054
Available for sale reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves	0	364
Fair value through other comprehensive income reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves	(258)	0
Cash flow hedging reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves	660	1,161
Own credit reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves	(121)	(179)
Other reserves and treasury shares [member]
Disclosure of reserves within equity [line items]
Total Reserves	£ 984	£ 983

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .